New York Life Insurance Company 44 S. Broadway, White Plains, NY 10601 Tel: (914) 846-3888 E-mail: laura_bramson@newyorklife.com www.newyorklife.com Laura Bramson Associate General Counsel

VIA EDGAR

May 1, 2023

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account – III

File No. 333-228039 and 811-08904

Commissioners:

On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post- Effective Amendment No. 4 on Form N-4 that was filed by the Registrant on April 7, 2023 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on April 7, 2023.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3888.

Very truly yours,

/s/ Laura Bramson
Laura Bramson
Associate General Counsel